Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of operating segments gross margins

By business	Wholesale			Retail			Subcontracting			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Sales to external customers	15,034,800	32,127,083	40,815,528	6,983,592	5,529,985	18,091,585	1,744,144	3,543,137	2,436,568	23,762,536	41,200,205	61,343,681
Segment revenue	15,034,800	32,127,083	40,815,528	6,983,592	5,529,985	18,091,585	1,744,144	3,543,137	2,436,568	23,762,536	41,200,205	61,343,681
Segment gross margins/(loss)	2,277,858	6,504,893	9,668,518	(14,291,680)	(5,668,061)	4,239,168	502,007	1,321,441	924,721	(11,511,815)	2,158,273	14,832,407
Reconciling items										(7,901,842)	(17,787,093)	(12,983,048)
Profit/(loss) before tax										(19,413,657)	(15,628,820)	1,849,359
Income tax income/(expense)										4,598,061	3,726,133	(605,689)
Profit/(loss) for the year										(14,815,596)	(11,902,687)	1,243,670

Schedule of assets and liabilities

	As of December 31, 2017
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	34,036,883	6,284,118	22,384	40,343,385
Non-current assets	8,987,857	31,978,462	-	40,966,319
Total assets	43,024,740	38,262,580	22,384	81,309,704

Current liabilities	3,722,277	1,995,164	1,565,068	7,282,509
Total liabilities	3,722,277	1,995,164	1,565,068	7,282,509

	As of December 31, 2016
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	50,272,887	6,048,538	22,398	56,343,823
Non-current assets	4,354,540	30,400,401	-	34,754,941
Total assets	54,627,427	36,448,939	22,398	91,098,764

Current liabilities	3,342,199	1,793,351	2,561,089	7,696,639
Total liabilities	3,342,199	1,793,351	2,561,089	7,696,639

Schedule of major distributors revenue
	Year ended December 31,
	2017	2016	2015
Distributor A	1,454,862	3,782,718	6,625,797
Other distributors	13,579,938	28,344,365	34,189,731
	15,034,800	32,127,083	40,815,528

Schedule of major suppliers purchases

	Year ended December 31,
	2017	2016	2015
Supplier A	2,403,309	6,655,740	15,048,108
Supplier B	1,714,468	5,424,342	8,354,316
Supplier C	1,684,743	4,083,924	6,588,639
Supplier D	1,530,429	3,023,297	5,294,921
Other suppliers	5,065,563	6,436,809	12,752,234
	12,398,512	25,624,112	48,038,218